Segment Information (Details)	3 Months Ended		9 Months Ended		3 Months Ended				9 Months Ended				3 Months Ended						6 Months Ended	9 Months Ended				3 Months Ended					9 Months Ended				3 Months Ended								9 Months Ended				3 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 Corporate costs USD ($)		Sep. 30, 2012 Corporate costs USD ($)		Sep. 30, 2013 Corporate costs USD ($)		Sep. 30, 2012 Corporate costs USD ($)		Sep. 30, 2013 Bananas USD ($)		Sep. 30, 2012 Bananas USD ($)		Mar. 31, 2012 Bananas USD ($) ship	Dec. 31, 2011 Bananas ship	Mar. 31, 2012 Bananas ship	Sep. 30, 2013 Bananas USD ($)		Sep. 30, 2012 Bananas USD ($)		Mar. 31, 2012 Bananas Cost of sales USD ($)	Sep. 30, 2013 Salads and Healthy Snacks USD ($)		Sep. 30, 2012 Salads and Healthy Snacks USD ($)		Sep. 30, 2013 Salads and Healthy Snacks USD ($)		Sep. 30, 2012 Salads and Healthy Snacks USD ($)		Jun. 30, 2012 Salads and Healthy Snacks Cost of sales Closure of a research and development facility USD ($)	Mar. 31, 2013 Salads and Healthy Snacks Fruit ingredient business Cost of sales USD ($)	Mar. 31, 2012 Salads and Healthy Snacks Healthy snacking products Cost of sales USD ($)	Mar. 31, 2012 Salads and Healthy Snacks Healthy snacking products Selling, general and administrative Sales force restructuring European USD ($)	Sep. 30, 2013 Other Produce USD ($)		Sep. 30, 2012 Other Produce USD ($)		Sep. 30, 2013 Other Produce USD ($)		Sep. 30, 2012 Other Produce USD ($)		Mar. 31, 2012 Other Produce Cost of sales USD ($)	Dec. 31, 2013 Danone JV Salads and Healthy Snacks USD ($)	Dec. 31, 2013 Danone JV Salads and Healthy Snacks EUR (€)	Sep. 30, 2013 Danone JV Salads and Healthy Snacks USD ($)	Sep. 30, 2013 Danone JV Salads and Healthy Snacks EUR (€)	Dec. 31, 2012 Danone JV Salads and Healthy Snacks Investment Income [Member] USD ($)	Sep. 30, 2012 Danone JV Salads and Healthy Snacks Investment Income [Member] USD ($)
Segment Reporting Information [Line Items]
Contributions to a joint venture																																														$ 5,000,000	€ 4,000,000	$ 13,000,000	€ 10,000,000
Net sales	723,062,000	714,167,000	2,309,485,000	2,340,816,000									455,981,000		446,080,000					1,481,625,000		1,499,096,000			239,102,000		239,943,000		739,392,000		729,430,000						27,979,000		28,144,000		88,468,000		112,290,000
Operating income (loss)	1,153,000	(66,104,000)	66,867,000	(48,941,000)	(14,056,000)	[1]	(33,987,000)	[1]	(41,070,000)	[1]	(65,978,000)	[1]	18,039,000	[2]	(1,784,000)	[2]				101,438,000	[2]	46,328,000	[2]		(5,155,000)	[3]	(26,926,000)	[3]	4,595,000	[3]	(16,518,000)	[3]					2,325,000	[4]	(3,407,000)	[4]	1,904,000	[4]	(12,773,000)	[4]
Acceleration of losses on ship sublease arrangements net of related sale-leaseback gain amortization																								6,000,000
Sale-leaseback gain amortization			10,381,000	11,470,000													2,000,000
Number of ships removed from service and subleased																	3	2	5
Severance costs																																		1,000,000
Inventory write-offs																																			1,000,000										2,000,000
Business exit costs																																	1,000,000			1,000,000
Impairment of equity-method investment																																																		$ 4,000,000	$ 28,000,000

[1]	Includes "Restructuring and relocation costs" further detailed in Note 3.
[2]	Includes the acceleration of $6 million of losses on ship sublease arrangements in the first quarter of 2012, net of $2 million of related sale-leaseback gain amortization during the sublease period. As part of the company's European shipping reconfiguration, five ships, two in the fourth quarter of 2011 and three in the first quarter of 2012, were removed from service and subleased. The primary leases for an equivalent number of ships were not renewed at the end of 2012. These accelerated sublease losses are included in "Cost of sales."
[3]	Includes $1 million of "Cost of sales" in the first quarter of 2013 for severance costs related to a fruit ingredient business. Includes $1 million of "Cost of sales" in the first quarter of 2012 primarily related to inventory write-offs to exit healthy snacking products that were not sufficiently profitable and $1 million of "Selling, general and administrative" to restructure the European healthy snacking sales force. These costs related to actions completed during the first quarter of 2012. Includes $1 million in "Cost of sales" in the second quarter of 2012, primarily related to the closure of a research and development facility. Includes $28 million of "Equity in (earnings) losses of investees" in the third quarter of 2012 to fully impair the company's equity-method investment and to record estimates of probable cash obligations to the Danone JV as described above.
[4]	Includes $2 million of "Cost of sales" in the first quarter of 2012, primarily related to inventory write-offs to exit low-margin other produce.